Oct. 01, 2019

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

Supplement dated May 15, 2020 to the Prospectus, dated October 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds III (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.